Condensed Financial Information of Parent Company (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Consolidated And Separate Financial Statements [Abstract]
Condensed Income Statements	Condensed Income Statements for the year ended 31 December

	2025	2024	2023
	$m	$m	$m
Interest income	119.2	56.3	45.9
Interest expense	(116.7)	(51.4)	(35.1)
Net interest income	2.5	4.9	10.8

Dividend income	65.0	34.5	114.7

Expenses:
Impairment of investments in subsidiaries	(0.9)	(24.8)	(8.2)
Other income	5.3	2.5	1.7
Other expenses	(37.1)	(42.4)	(27.9)
Profit/(loss) before tax	34.8	(25.3)	91.1
Tax	(0.4)	(0.6)	(0.9)
Profit/(loss) after tax	34.4	(25.9)	90.2
Other comprehensive profit/(loss)	2.1	(8.5)	(6.2)
Total comprehensive income/(loss)	36.5	(34.4)	84.0

Company Statement of Financial Position	Condensed Statement of Financial Position as at 31 December

	2025	2024
	$m	$m
Assets
Non-current assets
Investments	7.1	4.5
Investments in subsidiaries	776.9	612.2
Deferred tax	4.4	5.1
Subordinated loans due from group undertakings	55.0	68.2
Total non-current assets	843.4	690.0

Current assets
Trade and other receivables	2,757.8	1,777.2
Derivative instruments	58.3	62.1
Cash and cash equivalents	291.4	389.7
Total current assets	3,107.5	2,229.0
Total assets	3,950.9	2,919.0

Liabilities
Current liabilities
Trade and other payables	293.6	239.7
Derivative instruments	18.0	103.6
Corporation tax	0.2	0.2
Debt securities	1,178.1	835.4
Total current liabilities	1,489.9	1,178.9

Non-current liabilities
Debt securities	2,031.5	1,290.9
Total non-current liabilities	2,031.5	1,290.9
Total liabilities	3,521.4	2,469.8
Total net assets	429.5	449.2

Equity
Share capital	0.1	0.1
Share premium	227.2	202.6
Retained earnings	175.8	186.8
Own shares	(58.5)	(23.2)
Other reserves	(12.7)	(14.7)
Total equity attributable to the ordinary shareholders of the Company	331.9	351.6
Additional Tier 1 capital (AT1)	97.6	97.6
Total equity	429.5	449.2

Company Statement of Cash Flows	(c) Condensed Statement of Cash Flows for the years ended 31 December

	2025	2024	2023
	$m	$m	$m
Profit / (loss) before tax	34.8	(25.3)	91.1
Adjustments for non-cash items:
Impairment of investments in subsidiaries	0.9	24.8	8.2
Bargain purchase gain on acquisitions	—	—	(0.9)
Share-based compensation expense	43.5	29.6	20.3
Other non-cash movements including exchange rate movements	(0.4)	2.4	(2.1)

Changes in operating assets and liabilities
Increase in trade and other receivables	(980.6)	(581.9)	(1,127.9)
Increase /(decrease) in trade and other payables	53.9	49.1	(172.6)
Net (increase) / decrease in derivative instruments	(81.8)	56.1	(17.3)
Increase in equity instruments	(168.5)	(14.7)	(188.8)
Increase in debt securities	1,086.3	875.8	1,170.4
Corporation tax paid	—	(0.1)	(0.9)
Net cash (used in) / from operating activities	(11.9)	415.8	(220.5)

Investing activities
(Increase)/decrease in subordinated loan receivable	13.2	(8.4)	292.8
Net cash from / (used in) investing activities	13.2	(8.4)	292.8

Financing activities
Proceeds from issuance of ordinary shares	—	73.1	—
Issuance costs of ordinary shares	—	(4.8)	—
Purchase of own shares	(44.1)	(19.8)	(3.1)
Dividends paid	(55.5)	(77.1)	(58.3)
Net cash used in financing activities	(99.6)	(28.6)	(61.4)
Net (decrease) / increase in cash and cash equivalents	(98.3)	378.8	10.9

Cash and cash equivalents
Cash at banks and on hand and short-term deposits at 1 January	389.7	10.9	—
(Decrease) / increase in cash	(98.3)	378.8	10.9
Cash and cash equivalents at 31 December	291.4	389.7	10.9